RELATED-PARTY TRANSACTIONS - Operations with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Sales to related parties	R$ 400,204	R$ 1,620,459	R$ 1,480,619
Purchases from related parties	263,328	210,931	311,691
Sales to related parties, net of purchases	136,876	1,409,528	1,168,928
Rental income from related party	870	877	R$ 829
Controlling shareholders
RELATED PARTY TRANSACTIONS
Sale of property to related party	R$ 7,571	R$ 16,878